Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Loans to third parties	[1]	$ 3,087,665
Other receivables		263,445	95,840
Subtotal		3,351,110
Less: allowance for doubtful accounts		(28,063)	(37,366)
Prepaid expenses and other current assets		$ 3,323,047	$ 58,474

[1]	The loans were made to business partners for short-term working capital purpose. The loans mature within 1 year and carry interest of 8% is paid semiannually.